Investments - Results of Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Revenues and other operating income	$ 2,405	$ 2,845
Proportionate share of net earnings	6	5
Skookumchuck
Disclosure of subsidiaries [line items]
Revenues and other operating income	21	21
Expenses	(13)	(12)
Proportionate share of net earnings	$ 8	$ 9